Investment in an Equity Investee	12 Months Ended
Dec. 31, 2024
Investment in an Equity Investee
Investment in an Equity Investee

11. Investment in an Equity Investee

Investment in an equity investee consisted of the following:

	December 31,
	2024	2023

	(in US$’000)
SHPL	77,765	48,411

SHPL is a private company with no quoted market prices available for its shares.

In December 2024, the Group entered into two sale and purchase agreements (“SPA”) to sell an aggregate 45% equity interest in SHPL out of its current 50% equity interest for a cash consideration of RMB4.5 billion (equivalent to US$608.4 million). The first SPA was entered into with the parent company of the existing 50% SHPL joint venture partner to purchase 10% of SHPL for RMB1.0 billion (equivalent to US$135.2 million) and the second SPA was entered into with a China-based private-equity firm (“PE Buyer”) to purchase 35% of SHPL for RMB3.5 billion (equivalent to US$473.2 million) subject to a compensation payment clause based on guaranteed profit growth targets for the 3 years up to 2027 with total payments capped at RMB696 million (equivalent to US$94.6 million). In addition, the second SPA allows the PE Buyer to designate two parties to purchase all or part of the 35% equity interest in SHPL.

In February 2025, the PE Buyer designated two parties in which it is the general partner and the Group entered into two separate SPAs which replaced the original SPA, to sell an approximately 25% and 10% equity interest in SHPL respectively on substantially the same terms.

The closing of the transactions is subject to the simultaneous closing of each SPA, regulatory approval and other closing conditions.

Summarized financial information for SHPL is as follows:

(i)	Summarized balance sheets

	December 31,
	2024	2023

	(in US$’000)
Current assets	213,707	201,025
Non-current assets	67,561	73,939
Current liabilities	(126,154)	(179,649)
Non-current liabilities	(3,859)	(3,687)
Net assets	151,255	91,628

(ii)	Summarized statements of operations

	Year Ended December 31,
	2024	2023	2022

	(in US$’000)
Revenue	393,525	385,483	370,600
Gross profit	286,524	284,361	281,113
Interest income	768	754	980
Profit before taxation	109,586	112,488	116,454
Income tax expense (note (a))	(15,880)	(17,636)	(16,738)
Net income (note(b))	93,706	94,852	99,716

Notes:

(a)	The main entity within the SHPL group has been granted the High and New Technology Enterprise (“HNTE”) status. Accordingly, the entity was eligible to use a preferential income tax rate of 15% for the years ended December 31, 2024, 2023 and 2022.
(b)	Net income is before elimination of unrealized profits on transactions with the Group. The amounts eliminated were approximately US$384,000, US$131,000 and US$110,000 for the years ended December 31, 2024, 2023 and 2022 respectively.

(iii)	Reconciliation of summarized financial information

Reconciliation of the summarized financial information presented to the carrying amount of the investment in an equity investee is as follows:

	2024	2023	2022

	(in US$’000)
Opening net assets after non-controlling interests as at January 1	91,628	141,433	145,741
Net income attributable to the shareholders of an equity investee	93,706	94,852	99,716
Dividends declared	(29,587)	(146,974)	(87,436)
Deemed distribution	(690)	—	—
Other comprehensive (loss)/income	(3,801)	2,317	(16,588)
Closing net assets after non-controlling interests as at December 31	151,256	91,628	141,433
Group’s share of net assets	75,628	45,814	70,717
Goodwill	2,718	2,795	2,872
Elimination of unrealized profits on downstream sales	(581)	(198)	(128)
Carrying amount of investments as at December 31	77,765	48,411	73,461

SHPL had the following capital commitments:

December 31,
2024
(in US$’000)
Property, plant and equipment
Contracted but not provided for	741